Share Capital and Equity Reserve - Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	617,373	312,404
Granted	230,572	444,033
Exercised	(17,570)	(18,910)
Forfeited	(16,440)	(120,154)
Outstanding, end of year	813,935	617,373
Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	1,811,963	1,282,298
Granted	701,732	1,288,092
Exercised	(573,104)	(521,442)
Forfeited	(201,702)	(236,985)
Outstanding, end of year	1,738,889	1,811,963
Deferred Share Unit Plan [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	377,612	340,862
Granted	6,763	85,062
Released	(60,365)	(48,312)
Outstanding, end of year	324,010	377,612